Convertible Preferred Stock - Schedule of Convertible Preferred Stock (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible Preferred Stock [Line Items]
Shares Authorized	148,570,771	148,570,771	148,570,771
Shares Issued	145,130,628	145,130,628	145,130,628
Shares Outstanding	145,130,628	145,130,628	145,130,628
Carrying Value	$ 158,707	$ 158,707	$ 158,707
Liquidation Preference	$ 160,085	$ 160,085	$ 160,085
Series A One Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Shares Authorized	39,196,116	39,196,116	39,196,116
Shares Issued	39,196,116	39,196,116	39,196,116
Shares Outstanding	39,196,116	39,196,116	39,196,116
Carrying Value	$ 19,787	$ 19,787	$ 19,787
Liquidation Preference	$ 19,990	$ 19,990	$ 19,990
Series A Two Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Shares Authorized	12,652,762	12,652,762	12,652,762
Shares Issued	12,625,343	12,625,343	12,625,343
Shares Outstanding	12,625,343	12,625,343	12,625,343
Carrying Value	$ 2,525	$ 2,525	$ 2,525
Liquidation Preference	$ 2,525	$ 2,525	$ 2,525
Series B Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Shares Authorized	14,218,546	14,218,546	14,218,546
Shares Issued	14,218,546	14,218,546	14,218,546
Shares Outstanding	14,218,546	14,218,546	14,218,546
Carrying Value	$ 14,895	$ 14,895	$ 14,895
Liquidation Preference	$ 15,000	$ 15,000	$ 15,000
Series C Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Shares Authorized	82,503,347	82,503,347	82,503,347
Shares Issued	79,090,623	79,090,623	79,090,623
Shares Outstanding	79,090,623	79,090,623	79,090,623
Carrying Value	$ 121,500	$ 121,500	$ 121,500
Liquidation Preference	$ 122,570	$ 122,570	$ 122,570